DEFERRED INCOME TAX ASSETS/LIABILITIES	12 Months Ended
Dec. 31, 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
DEFERRED INCOME TAX ASSETS/LIABILITIES

NOTE 15 – DEFERRED INCOME TAX ASSETS/LIABILITIES

Deferred Income tax assets and liabilities, net and the actions for recourse tax receivable of Telecom are presented below:

	As of December 31,
	2018	2017
Tax carryforward	(2,866)	(4)
Allowance for doubtful accounts	(925)	(269)
Provisions	(1,062)	(396)
Inventory	(153)	—
Pension and termination benefits	(235)	—
PP&E and Intangible assets	29,788	4,690
Cash dividends from foreign companies	418	—
Mobile handsets financed sales	169	—
Other deferred tax liabilities (assets), net	148	(105)
Total deferred tax liabilities, net	25,282	3,916
Actions for recourse tax receivable	(818)	—
Total deferred tax liability, net	24,464	3,916

Net deferred tax assets	(78)	(66)
Net deferred tax liabilities	24,542	3,982

As of December 31, 2018, the Company and some subsidiaries have a cumulative Tax carryforward of approximately $9,554, which calculated considering statutory income tax rate represent a deferred tax asset of approximately $2,866. Telecom and its subsidiaries estimate that non-recoverable cumulative Tax carryforward amounted to $0.4 as of that date.

Following, the detail of the maturities of estimated Tax carryforward is disclosed:

	Tax carryforward	Tax carryforward amount	Tax carryforward
Company	generation year	as of 12.31.2018	expiration year
Inter Radios	2015	8	2020
Pem	2016	1	2021
Inter Radios	2017	1	2022
Telecom Argentina	2018	9,540	2023
Inter Radios	2018	4	2023
		9,554

Income tax benefit (expense) consists of the following:

	Years ended December 31,
	2018	2017	2016
	Profit (loss)
Current tax expense	—	(4,819)	(4,405)
Deferred tax benefit	2,838	(697)	(1,610)
Income tax benefit (expense)	2,838	(5,516)	(6,015)

Income tax benefit (expense) differed from the amounts computed by applying the Company’s statutory income tax rate to pre-tax income as a result of the following:

	Years ended December 31,
	2018	2017	2016
	Profit (loss)
Pre-tax income	2,698	15,375	16,561
Non-taxable items - Earnings from associates	(236)	(353)	(221)
Non-taxable items - Other	29	(114)	(57)
Subtotal	2,491	14,908	16,283
Weighted statutory income tax rate (*)
Income tax expense at weighted statutory tax rate	(747)	(5,218)	(5,699)
Tax carryforward prescription	—	33	31
Changes in tax rates	—	(272)	(45)
Actions for recourse	44	—	—
Income tax on cash dividends of foreign companies	(64)	—	—
Inflation effect	3,605	(59)	(302)
Income tax benefit (expense)	2,838	(5,516)	(6,015)

(*)   Effective income tax rate based on weighted statutory income tax rate in the different countries where the Company has operations. The statutory tax rate in Argentina was 35% for 2017, is 30% for the years 2018-2019 and will be 25% for the year 2020 and onwards (see Note 3.o). In Paraguay is 10% plus an additional rate of 5% in case of payment of dividends for all the years presented and in the USA the effective tax rate was 39.5% for 2017 and 2016 and 26.5% for 2018 onwards.

Income tax - Actions for recourse filed with the Tax Authority

Section 10 of Law No. 23,928 and Section 39 of Law No. 24,073 suspended the application of the provisions of Title VI of the Income Tax Law relating to the income tax inflation adjustment since April 1, 1992.

Accordingly, Telecom Argentina determined its income tax obligations in accordance to those provisions, without taking into account the income tax inflation adjustment.

After the economic crisis of 2002, many taxpayers began to question the legality of the provisions suspending the income tax inflation adjustment. Also, the Argentine Supreme Court of Justice issued its verdict in the "Candy" case July 3, 2009 in which it stated that particularly for fiscal year 2002 and considering the serious state of disturbance of that year, the taxpayer could demonstrate that not applying the income tax inflation adjustment resulted in confiscatory income tax rates.

More recently, the Argentine Supreme Court of Justice applied a similar criterion to the 2010, 2011 and 2012 fiscal years in the cases brought by "Distribuidora Gas del Centro", enabling the application of income tax inflation adjustment for periods not affected by a severe economic crisis such as 2002.

According to the above-mentioned new legal background that the Company took knowledge during 2015, and after making the respective assessments, Telecom Argentina filed during 2015, 2016, 2017 and 2018 actions for recourse with the AFIP to claim the full tax overpaid for fiscal years 2009, 2010, 2011, 2012 and 2013 for a total amount of $722 plus interest, under the argument that the lack of application of the income tax inflation adjustment is confiscatory.

As of the date of issuance of these consolidated financial statements, the actions for recourse filed are pending of resolution by the Tax Authority. However, the Company’s Management, with the assessment of its tax advisor, considers that the arguments presented in those recourse actions follow the same criteria as the one established by the Argentine Supreme Court of Justice jurisprudence mentioned above, among others, which should allow the Company to obtain a favorable resolution of actions of recourse filed.

Consequently, the income tax determined in excess qualifies as a tax credit in compliance with IAS 12 and the Company recorded a non-current tax credit of $818 as of December 31, 2018. For the measurement and update of the tax credit, the Company has estimated the amount of the tax determined in excess for the years 2009-2017 weighting the likelihood of certain variables according to the jurisprudential antecedents known until such date. The Company’s Management will assess Tax Authority’s resolutions related to actions of recourse filed as well as the jurisprudence evolution in order to, at least annually, remeasure the tax credit recorded.